Significant Accounting Policies, Revenue Recognition (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenue Recognition [Abstract]
Demurrage income	$ 222	$ 306
Despatch expense	$ 58	$ 71